GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Changes in goodwill [abstract]
Summary of reconciliation of goodwill
The following table provides a reconciliation of goodwill:

(MILLIONS)	Notes	Total
Balance, as at December 31, 2018		$948
Foreign exchange and other(1)		1
Balance, as at December 31, 2019		949
Acquired through acquisition	3	41
Foreign exchange		(20)
Balance, as at December 31, 2020(2)		$970
(1)Represents adjustments to the purchase price allocation of the assets acquired and liabilities assumed from the Saeta acquisition.
(2)Includes goodwill of $784 million (2019: $821 million) in the hydroelectric segment, $72 million (2019: $66 million) in the wind segment and $114 million (2019: $62 million) in the solar segment.